FINANCIAL INSTRUMENTS AND RISKS DISCLOSURE: Summary of contractual maturities of financial liablilities (Details) - CAD ($)	Jan. 31, 2023	Jan. 31, 2022
Details
Accounts payable and accrued liabilities	$ 183,386
Due to related parties, current	443,071	$ 57,254
Notes payable, current	2,202,540	0
Total current liabilities	$ 2,828,997	$ 247,400